UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

FORM N-Q

SEPTEMBER 30, 2017

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 52.4%
Australia - 4.1%
New South Wales Treasury Corp., Senior Notes	5.000%	8/20/24	86,905,000	AUD	$77,525,523
Queensland Treasury Corp., Senior Bonds	4.000%	6/21/19	50,435,000	AUD	40,873,175	(a)
Western Australian Treasury Corp., Senior Bonds	7.000%	10/15/19	25,385,000	AUD	21,830,192

Total Australia					140,228,890

Brazil - 5.3%
Federative Republic of Brazil, Notes	10.000%	1/1/27	569,035,000	BRL	182,560,555

Indonesia - 4.4%
Republic of Indonesia, Senior Bonds	8.375%	3/15/24	317,700,000,000	IDR	26,144,948
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	772,400,000,000	IDR	67,468,615
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	71,600,000,000	IDR	5,864,778
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	609,200,000,000	IDR	51,448,883

Total Indonesia					150,927,224

Malaysia - 6.1%
Federation of Malaysia, Senior Bonds	3.659%	10/15/20	231,170,000	MYR	55,157,792
Federation of Malaysia, Senior Bonds	4.048%	9/30/21	101,200,000	MYR	24,386,264
Federation of Malaysia, Senior Bonds	3.620%	11/30/21	42,960,000	MYR	10,178,788
Federation of Malaysia, Senior Bonds	3.882%	3/10/22	112,630,000	MYR	26,995,724
Federation of Malaysia, Senior Bonds	3.480%	3/15/23	181,645,000	MYR	42,425,948
Federation of Malaysia, Senior Bonds	3.955%	9/15/25	59,305,000	MYR	14,031,261
Federation of Malaysia, Senior Bonds	3.900%	11/30/26	22,015,000	MYR	5,187,891
Federation of Malaysia, Senior Bonds	3.899%	11/16/27	131,205,000	MYR	30,979,171

Total Malaysia					209,342,839

Mexico - 13.0%
United Mexican States, Senior Bonds	8.500%	5/31/29	1,843,570,000	MXN	113,779,957
United Mexican States, Senior Bonds	7.750%	11/23/34	689,000,000	MXN	40,191,288
United Mexican States, Senior Bonds	8.500%	11/18/38	1,929,900,000	MXN	120,808,985
United Mexican States, Senior Bonds	7.750%	11/13/42	2,936,800,000	MXN	171,006,913

Total Mexico					445,787,143

Poland - 5.8%
Republic of Poland, Bonds	3.250%	7/25/19	140,150,000	PLN	39,490,882
Republic of Poland, Bonds	4.000%	10/25/23	89,276,000	PLN	25,927,718
Republic of Poland, Bonds	3.250%	7/25/25	341,825,000	PLN	94,289,930
Republic of Poland, Bonds	2.500%	7/25/26	152,475,000	PLN	39,330,527

Total Poland					199,039,057

Portugal - 3.0%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	2.875%	10/15/25	80,945,000	EUR	101,978,292	(a)

South Africa - 3.8%
Republic of South Africa, Bonds	6.750%	3/31/21	113,015,969	ZAR	8,161,024
Republic of South Africa, Bonds	6.500%	2/28/41	1,228,359,535	ZAR	64,399,564
Republic of South Africa, Bonds	8.750%	2/28/48	857,564,612	ZAR	57,362,688

Total South Africa					129,923,276

Turkey - 0.9%
Republic of Turkey, Bonds	10.600%	2/11/26	108,680,000	TRY	30,411,305

United Kingdom - 6.0%
United Kingdom Gilt, Bonds	1.250%	7/22/18	152,095,000	GBP	205,224,482	(a)

TOTAL SOVEREIGN BONDS (Cost - $1,946,288,558)					1,795,423,063

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(b) - 2.0%
Bancaja Fondo de Titulizacion de Activos, 2011 A2 (3 mo. Euribor + 0.170%, 0.000% floor)	0.000%	4/27/50	1,900,115	EUR	$2,224,396	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HQA2 B1 (1 mo. USD LIBOR + 4.750%)	5.987%	12/25/29	4,250,000		4,094,420	(c)
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 1M2 (1 mo. USD LIBOR + 4.900%)	6.137%	11/25/24	3,693,652		4,186,591	(c)
Federal National Mortgage Association (FNMA) - CAS, 2017-C05 1M2 (1 mo. USD LIBOR + 2.200%)	3.437%	1/25/30	6,610,000		6,531,090	(c)
Fondo de Titulizacion de Activos UCI, 2017 A2 (3 mo. Euribor + 0.160%, 0.000% floor)	0.000%	12/17/49	6,146,668	EUR	6,455,107	(a)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A (3 mo. Euribor + 0.140%, 0.000% floor)	0.000%	3/22/44	9,694,332	EUR	10,112,173	(a)(c)
Marche Mutui Srl, 2006 A2 (3 mo. Euribor + 0.200%, 0.000% floor)	0.000%	1/27/64	16,600,000	EUR	19,608,128	(a)(c)
MASTR Resecuritization Trust, 2008-1 A1	6.000%	9/27/37	1,465,751		1,408,098	(c)(d)
Pastor GC Hipotecario, 2005 A2 (3 mo. Euribor + 0.170%, 0.000% floor)	0.000%	6/21/46	14,873,654	EUR	15,339,028	(a)(c)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-6 2A1	5.500%	8/25/35	357,899		348,762

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $73,753,906)					70,307,793

CORPORATE BONDS & NOTES - 20.7%
CONSUMER DISCRETIONARY - 5.1%
Automobiles - 3.3%
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 0.900%)	2.220%	6/15/18	33,935,000		34,077,694	(c)
Ford Motor Credit Co., LLC, Senior Notes (3 mo. USD LIBOR + 1.000%)	2.304%	1/9/20	18,460,000		18,619,645	(c)
General Motors Financial Co. Inc., Senior Notes (3 mo. USD LIBOR + 0.930%)	2.234%	4/13/20	61,325,000		61,669,744	(c)

Total Automobiles					114,367,083

Media - 1.8%
NBCUniversal Enterprise Inc., Senior Notes (3 mo. USD LIBOR + 0.400%)	1.699%	4/1/21	60,365,000		60,540,536	(c)(d)

TOTAL CONSUMER DISCRETIONARY					174,907,619

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Hess Corp., Notes	7.300%	8/15/31	2,002,000		2,347,745
Marathon Oil Corp., Senior Notes	6.800%	3/15/32	3,504,000		4,017,456

TOTAL ENERGY					6,365,201

FINANCIALS - 12.2%
Banks - 7.6%
Citigroup Inc., Senior Bonds (3 mo. USD LIBOR + 0.690%)	2.007%	4/27/18	29,028,000		29,104,169	(c)
Citigroup Inc., Senior Notes (3 mo. USD LIBOR + 0.790%)	2.094%	1/10/20	12,765,000		12,864,312	(c)
Corporacion Andina de Fomento, Senior Bonds	2.000%	5/10/19	24,860,000		24,874,754
Corporacion Andina de Fomento, Senior Notes (3 mo. USD LIBOR + 0.550%)	1.861%	1/29/18	44,980,000		45,033,976	(c)
Dexia Credit Local SA, Senior Notes (3 mo. USD LIBOR + 0.200%)	1.516%	6/5/18	46,769,000		46,772,461	(c)(d)
JPMorgan Chase Bank N.A., Senior Bonds (3 mo. USD LIBOR + 0.450%)	1.776%	9/21/18	19,415,000		19,467,420	(c)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	1.825%	5/22/20	37,165,000		37,337,844	(c)(d)
Wells Fargo & Co., Senior Notes (3 mo. USD LIBOR + 1.025%)	2.339%	7/26/21	45,335,000		46,259,437	(c)

Total Banks					261,714,373

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - 3.5%
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 1.100%)	2.415%	11/15/18	85,142,000	$85,945,648	(c)
Macquarie Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.350%)	1.685%	4/4/19	34,940,000	34,944,980	(c)(d)(e)

Total Capital Markets				120,890,628

Insurance - 1.1%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.220%)	1.544%	9/19/19	35,395,000	35,431,455	(c)(d)

TOTAL FINANCIALS				418,036,456

INFORMATION TECHNOLOGY - 3.2%
Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc., Senior Notes	4.500%	2/23/36	2,339,000	2,636,852
Apple Inc., Senior Notes	4.650%	2/23/46	48,334,000	54,896,578
Dell Inc., Senior Notes	6.500%	4/15/38	12,721,000	13,039,025
Hewlett Packard Enterprise Co., Senior Notes	6.350%	10/15/45	36,026,000	38,311,250

TOTAL INFORMATION TECHNOLOGY				108,883,705

TOTAL CORPORATE BONDS & NOTES (Cost - $698,095,009)				708,192,981

MUNICIPAL BONDS - 0.7%
Georgia - 0.7%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	5,143,000	6,504,558
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	14,721,000	18,295,700

TOTAL MUNICIPAL BONDS (Cost - $21,147,725)				24,800,258

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 20.0%
U.S. Government Obligations - 20.0%
U.S. Treasury Bonds	2.875%	11/15/46	84,090,000	84,406,980
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.140%)	1.188%	1/31/19	132,189,000	132,418,797	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.070%)	1.118%	4/30/19	116,655,000	116,740,213	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.060%)	1.113%	7/31/19	351,340,000	351,419,803	(c)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $681,572,178)				684,985,793

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $3,420,857,376)				3,283,709,888

			SHARES
SHORT-TERM INVESTMENTS - 4.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $154,419,172)	0.907%		154,419,172	154,419,172

TOTAL INVESTMENTS - 100.3% (Cost - $3,575,276,548)				3,438,129,060
Liabilities in Excess of Other Assets - (0.3)%				(9,291,780)

TOTAL NET ASSETS - 100.0%				$3,428,837,280

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2017

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Securities traded on a when-issued or delayed delivery basis.

Abbreviations used in this schedule:

AUD	— Australian Dollar
BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
PLN	— Polish Zloty
TRY	— Turkish Lira
ZAR	— South African Rand

At September 30, 2017, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,490,035	ZAR	455,220,000	HSBC Bank USA, N.A.	10/11/17	$(89,325)
USD	33,305,797	ZAR	453,160,000	HSBC Bank USA, N.A.	10/11/17	(121,608)
NOK	738,000,000	USD	88,165,196	HSBC Bank USA, N.A.	10/12/17	4,515,033
SEK	815,200,000	USD	99,045,629	HSBC Bank USA, N.A.	10/23/17	1,152,193
JPY	22,326,000,000	USD	202,004,117	Citibank N.A.	11/2/17	(3,328,777)
USD	202,624,333	JPY	22,326,000,000	Citibank N.A.	11/2/17	3,948,993
CAD	215,420,000	USD	172,682,747	Goldman Sachs Group Inc.	11/6/17	5,018
USD	37,747,919	CAD	47,560,000	Goldman Sachs Group Inc.	11/6/17	(377,743)
USD	28,256,232	CAD	35,710,000	Goldman Sachs Group Inc.	11/6/17	(370,080)
EUR	100,480,000	USD	118,986,909	Citibank N.A.	11/10/17	10,112
USD	205,281,681	EUR	171,810,000	JPMorgan Chase & Co.	11/10/17	1,809,566
USD	62,495,524	EUR	52,640,000	JPMorgan Chase & Co.	11/10/17	154,728
NOK	1,132,100,000	USD	142,888,697	HSBC Bank USA, N.A.	11/15/17	(614,612)
AUD	114,810,000	USD	90,186,125	Morgan Stanley & Co. Inc.	11/17/17	(176,949)
SEK	55,000,000	USD	6,778,048	Citibank N.A.	12/11/17	1,109
SEK	954,100,000	USD	120,646,161	HSBC Bank USA, N.A.	12/11/17	(3,046,278)
GBP	107,580,000	USD	143,163,699	Citibank N.A.	12/14/17	1,307,530
GBP	57,490,000	USD	78,152,193	Citibank N.A.	12/14/17	(947,779)
INR	9,510,000,000	USD	147,038,360	Barclays Bank PLC	12/20/17	(2,742,220)
INR	540,000,000	USD	8,189,263	Barclays Bank PLC	12/20/17	4,209

TRY	363,100,000	USD	98,985,879	HSBC Bank USA, N.A.	1/12/18	1,379

Total						$1,094,499

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
INR	— Indian Rupee
JPY	— Japanese Yen
NOK	— Norwegian Krone
SEK	— Swedish Krona
TRY	— Turkish Lira
USD	— United States Dollar
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Sovereign Bonds	—	$1,795,423,063	—	$1,795,423,063
Collateralized Mortgage Obligations	—	70,307,793	—	70,307,793
Corporate Bonds & Notes	—	708,192,981	—	708,192,981
Municipal Bonds	—	24,800,258	—	24,800,258
U.S. Government & Agency Obligations	—	684,985,793	—	684,985,793

Total Long-Term Investments	—	3,283,709,888	—	3,283,709,888

Short-Term Investments†	$154,419,172	—	—	154,419,172

Total Investments	154,419,172	3,283,709,888	—	3,438,129,060

Other Financial Instruments:
Forward Foreign Currency Contracts	—	12,909,870	—	12,909,870

Total	$154,419,172	$3,296,619,758	—	$3,451,038,930

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$11,815,371	—	$11,815,371

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 22, 2017